UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4871

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/05

FORM N-Q

Item 1. Schedule of Investments.

General California Municipal Money Market Fund
Statement of Investments
February 28, 2005 (Unaudited)

	Principal
Tax Exempt Investments--100.2%	Amount ($)		Value ($)

ABAG Finance Authority for Non-Profit
Corporations, Revenue, VRDN
(Point Loma Nazarene University)
1.95% (LOC; Allied Irish Bank)	1,500,000	a	1,500,000
Alameda County Industrial Development
Authority, Industrial Revenue, VRDN:
(Lumber Inc. Project)
1.96% (LOC; Comerica Bank)	1,500,000	a	1,500,000
(Plastikon Industries Inc. Project)
2.10% (LOC; California State
Teachers Retirement)	3,480,000	a	3,480,000
(Spectrum Label Corp.)
2.10% (LOC; Bank of the West)	3,570,000	a	3,570,000
California Community College Financing Authority
GO Notes, TRAN 3%, 6/30/2005 (Insured; FSA)	11,290,000		11,323,867
California Educational Facilities Authority
College & University Revenue, Refunding
VRDN (Art Center Design College)
1.95% (LOC; Allied Irish Bank)	4,150,000	a	4,150,000
California Infrastructure and Economic
Development Bank, VRDN:
IDR:
(Chaparral Property Project)
1.93% (LOC; Comerica Bank)	1,765,000	a	1,765,000
(International Raisins Inc. Project)
1.98% (LOC; M&T Bank)	3,750,000	a	3,750,000
(Lance Camper Manufacturing Corp.)
1.91% (LOC; Comerica Bank)	6,000,000	a	6,000,000
(Studio Moulding Project)
1.93% (LOC; Comerica Bank)	490,000	a	490,000
(Vandalay Holdings LLC)
1.93% (LOC; Comerica Bank)	2,107,050	a	2,107,050
Industrial Revenue
(Nature Kist Snacks Project)
1.93% (LOC; Wells Fargo Bank)	1,500,000	a	1,500,000
California Pollution Control Financing Authority, VRDN:
PCR:
Refunding (Pacific Gas & Electric Corp.):
1.77% (LOC; Bank One)	15,700,000	a	15,700,000
1.77% (LOC; JPMorgan Chase Bank)	19,000,000	a	19,000,000
(Southdown Inc.)
2% (LOC; Wachovia Bank)	8,000,000	a	8,000,000
SWDR:
(Athens Services Project)
1.89% (LOC; Wells Fargo Bank)	4,100,000	a	4,100,000
(Burrtec Waste Industries Inc.)
1.89% (LOC; U.S. Bank NA)	5,685,000	a	5,685,000
(California Waste Solutions)
1.89% (LOC; California State
Teachers Retirement)	3,570,000	a	3,570,000

(Chicago Grade Landfill)
1.94% (LOC; Comerica Bank)	1,495,000	a	1,495,000
(CR&R Inc. Project)
1.92% (LOC; Bank of the West)	3,895,000	a	3,895,000
(Greenwaste Recovery Project)
1.94% (LOC; Comerica Bank)	1,870,000	a	1,870,000
(Metropolitan Recycling Corp. Project):
1.94%, Series A (LOC; Comerica Bank)	3,335,000	a	3,335,000
1.94%, Series B (LOC; Comerica Bank)	2,065,000	a	2,065,000
(Mottra Corp. Project)
1.89% (LOC; Wells Fargo Bank)	2,020,000	a	2,020,000
(Norcal Waste System Inc. Project):
1.89% (LOC; Bank of America)	15,120,000	a	15,120,000
1.94% (LOC; Comerica Bank)	8,155,000	a	8,155,000
(Ratto Group Co. Inc. Project)
1.89% (LOC; California State
Teachers Retirement)	4,100,000	a	4,100,000
(Sierra Pacific Industrial Inc. Project)
1.93% (LOC; Wells Fargo Bank)	7,675,000	a	7,675,000
(Specialty Solid Waste Project)
1.94% (LOC; Comerica Bank)	2,960,000	a	2,960,000
California School Cash Reserve Program
Authority, Revenue
3%, 7/6/2005 (Insured; AMBAC)	3,500,000		3,513,055
California Statewide Communities Development
Authority:
Revenue (Kaiser Permanente)
1.08%, 4/1/2005	10,000,000		9,998,903
VRDN:
IDR (American Modular System Project)
2.02% (LOC; Bank of the West)	600,000	a	600,000
MFHR (Grande Garden Apartments)
1.90% (Insured; FNMA and Liquidity
Facility; FNMA)	2,505,000	a	2,505,000
Revenue:
(Kaiser Permanente) 1.86%	4,300,000	a	4,300,000
Refunding (University Retirement
Community at Davis) 1.77% (Insured;
Radian Bank and Liquidity Facility;
Bank of America)	12,780,000	a	12,780,000
California Statewide Communities Development
Corporation, IDR, VRDN:
(American River)
1.98% (LOC; California State
Teachers Retirement)	1,535,000	a	1,535,000
(Evapco Inc. Project)
1.98% (LOC; California State
Teachers Retirement)	175,000 a		175,000
(Flambeau Airmold Corp.)
1.93% (LOC; ABN-AMRO)	1,800,000	a	1,800,000
(Florestone Products Co.)
1.98% (LOC; California State
Teachers Retirement)	670,000 a		670,000
(Lesaint)
1.93% (LOC; PNC Bank)	1,560,000	a	1,560,000
(Setton Properties)
1.93% (LOC; Wells Fargo Bank)	100,000	a	100,000

(South Bay Circuits)
1.98% (LOC; California State
Teachers Retirement)	900,000 a		900,000
Dry Creek Joint Elementary School District
GO Notes, TRAN 3%, 9/28/2005	2,680,000		2,696,691
East Bay-Delta Housing and Finance Authority
Revenue, Lease Purchase Program
4.25%, 6/1/2005 (Insured; MBIA)	6,075,000		6,110,061
FHLMC Multifamily VRDN Certificates
Revenue, VRDN 1.96%
(Liquidity Facility; FHLMC and LOC; FHLMC)	18,371,997	a	18,371,997
Huntington Park Public Financing Authority, LR
VRDN (Parking Project) 1.93% (LOC; Union
Bank of California)	3,805,000	a	3,805,000
County of Los Angeles, GO Notes, TRAN
3%, 6/30/2005	11,000,000		11,033,457
Los Angeles Community Redevelopment Agency, MFHR
VRDN (Views at 270) 1.90% (LOC; Citibank)	1,000,000	a	1,000,000
Los Angeles Industrial Development Authority
Empowerment Zone Facility Revenue, VRDN
(AAA Packing & Shipping Project) 1.91%
(LOC; California State Teachers Retirement)	3,000,000	a	3,000,000
Marysville Joint Unified School District
GO Notes, TRAN 3%, 10/5/2005	3,850,000		3,870,685
Montebello, GO Notes, TRAN
3%, 6/30/2005	4,500,000		4,518,908
Oakland Joint Powers Financing Authority, LR
Refunding (Oakland Convention Centers)
5%, 10/1/2005 (Insured; AMBAC)	1,000,000		1,017,102
Regents of the University of California, Education Revenue, CP:
2.05%, 5/25/2005	5,000,000		5,000,000
2.02%, 7/21/2005	3,000,000		3,000,000
Riverside County Industrial Development
Authority, IDR, VRDN
(California Mold Inc. Project)
2.10% (LOC; Bank of the West)	2,910,000	a	2,910,000
Rocklin Unified School District
GO Notes, TRAN 3%, 9/28/2005	2,255,000		2,269,044
Roseville Joint Union High School District
GO Notes, TRAN 3%, 9/28/2005	4,290,000		4,316,718
San Diego Area Housing and Finance Agency
LR, VRDN 1.90%
(Liquidity Facility; Societe Generale)	13,000,000	a	13,000,000
San Diego Housing Authority, MFHR, VRDN
(Logan Square Apartments)
1.97% (Liquidity Facility; Merrill Lynch)	8,240,000	a	8,240,000
City of San Jose, Airport Revenue, Refunding
4.25%, 3/1/2005 (Insured; FSA)	1,650,000		1,650,000
San Juan Unified School District
GO Notes, TRAN 3%, 11/18/2005	9,000,000		9,058,808
Selma Public Financing Authority, LR, Refunding
VRDN (Street Improvement and
Redevelopment Project)
1.90% (LOC; Allied Irish Bank)	6,650,000	a	6,650,000
South Coast Local Education Agencies
GO Notes, TRAN 3%, 6/30/2005	5,000,000		5,021,243
Sweetwater Union High School District, Public Financing

Authority, Special Tax Revenue
3%, 9/1/2005 (Insured; FSA)		1,595,000	1,601,348
Tracy Operating Partnership Joint Powers Authority, Special
Assessment Revenue, Refunding 2%
9/2/2005 (Insured; AMBAC)		440,000	439,776
City of Whittier, College and University Revenue
Refunding, VRDN (Whittier College) 1.97%
(Insured; Radian Bank and Liquidity Facility;
The Bank of New York)		6,950,000 a	6,950,000

Total Investments (cost $315,838,041)		100.2%	315,848,712

Liabilities, Less Cash and Receivables		(.2%)	(557,620)

Net Assets		100.0%	315,291,092

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	LR	Lease Revenue
CP	Commercial Paper	MBIA	Municipal Bond Investors Assurance
FHLMC	Federal Home Loan Mortgage Corporation		Insurance Corporation
FNMA	Federal National Mortgage Association	MFHR	Multi Family Housing Revenue
FSA	Financial Security Assurance	PCR	Pollution Control Revenue
GO	General Obligation	SWDR	Solid Waste Disposal Revenue
IDR	Industrial Development Revenue	TRAN	Tax and Revenue Anticipation Notes
LOC	Letter of Credit	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch or	Moody's	or	Standard & Poor's	Value (%) *

F1+, F1	VMIG1, MIG1, P1		SP1+, SP1, A1+, A	95.3
AAA, AA, A b	Aaa, Aaa, A b		AAA, AA, A b	4.6
Not Rated c	Not Rated c		Not Rated c	0.1
				100.0

* Based on total investments.
a	Securities payable on demand. Variable interest rate-subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the Fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)